Other current assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other current assets
	As at December 31,	As at December 31,
USD'000	2019	2018
Value-Added Tax Receivable	1,449	858
Advanced payment to suppliers	7	53
Deposits, current	9	4
Other current assets	4	4
Total other current assets	1,469	919